Insurance contracts (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Main Insurance lines

The insurance risks sold by insurance companies of ITAÚ UNIBANCO HOLDING are divided into property and casualty, that covers losses, damages or liabilities for assets or persons, and life insurance that includes coverage for death and personal accidents.

Main insurance lines	Loss ratio %		Sales ratio %
	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2017	01/01 to 12/31/2016
Group accident insurance	7.8	5.0	38.0	42.1
Individual accident	23.5	19.5	12.5	12.4
Commercial multiple peril	36.4	63.3	21.2	21.1
Internal credit	139.6	221.7	0.9	3.9
Mandatory insurance for personal injury caused by motor vehicles
(DPVAT)	84.5	85.7	1.2	1.4
Serious or terminal diseases	21.1	22.1	10.7	10.7
Extended warranty—assets	16.0	17.1	62.1	63.8
Credit Life	16.9	18.7	18.7	19.0
Multiple risks	27.2	7.8	57.8	62.1
Home insurance in market policies—Credit Life	13.0	14.7	20.7	(0.3)
Group life	24.2	46.8	8.3	13.6

Summary of Revenue from Main Insurance and Private Pension

The revenue from the main insurance and private pension products is as follows:

	Premiums and contributions issued			Reinsurance			Retained premiums and contributions
	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Group accident insurance	667	780	862	(1)	(4)	(2)	666	776	860
Individual accident	290	224	214	(1)	(12)	(11)	289	212	203
Commercial multiple peril	53	56	57	—	—	—	53	56	57
Internal Credit	64	63	151	—	—	—	64	63	151
Mandatory insurance for personal injury caused by motor vehicles (DPVAT)	24	37	37	—	—	—	24	37	37
Serious or terminal diseases	172	167	169	—	(1)	(2)	172	166	167
Warranty extension - assets	—	112	252	—	—	—	—	112	252
Disability Savings Pension	323	298	256	(4)	(3)	(6)	319	295	250
PGBL	2,084	1,955	1,840	—	—	—	2,084	1,955	1,840
Credit Life	623	570	726	(2)	—	(1)	621	570	725
Multiple risks	151	162	172	—	—	—	151	162	172
Home Insurance in Market Policies – Credit Life	282	261	224	(10)	(18)	(19)	272	243	205
Traditional	129	142	159	—	—	—	129	142	159
VGBL	20,318	18,153	15,501	—	—	—	20,318	18,153	15,501
Group life	1,001	1,278	1,453	(11)	(44)	(37)	990	1,234	1,416
Other lines	733	591	561	(9)	(12)	(11)	724	579	550
Total	26,914	24,849	22,634	(38)	(94)	(89)	26,876	24,755	22,545

Summary of Changes in Technical Provisions

The details about the changes in balances of reserves for insurance and private pension operations are as follows:

II.I—Change in technical provisions

	12/31/2017				12/31/2016
	Property, individuals and life insurance	Private pension	Life with survivor benefits	Total	Property, individuals and life insurance	Private pension	Life with survivor benefits	Total
Opening balance	3,926	37,679	112,471	154,076	4,755	32,688	91,862	129,305
(+) Additions arising from premiums / contribution	4,059	2,536	20,318	26,913	4,302	2,395	18,153	24,850
(-) Deferral of risk	(4,225)	(323)	—	(4,548)	(5,124)	(297)	—	(5,421)
(-) Payment of claims / benefits	(1,228)	(402)	(70)	(1,700)	(1,623)	(370)	(39)	(2,032)
(+) Reported claims	1,291	—	—	1,291	1,620	—	—	1,620
(-) Redemptions	(2)	(1,687)	(10,847)	(12,536)	(1)	(1,939)	(13,277)	(15,217)
(+/-) Net portability	—	2,683	753	3,436	—	380	709	1,089
(+) Adjustment of reserves and financial surplus	16	1,717	6,037	7,770	20	4,371	13,171	17,562
(+) Corporate Reorganization	(282)	—	—	(282)	—	—	—	—
(+/-) Other (recognition / reversal)	(91)	1,685	5,218	6,812	(23)	451	1,892	2,320
Reserves for insurance and private pension	3,464	43,888	133,880	181,232	3,926	37,679	112,471	154,076

II.II—Technical provisions balances

	Insurance		Private pension		Total
	12/31/2017	12/31/2016	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Unearned premiums	1,883	2,204	15	17	1,898	2,221
Mathematical reserve for benefits to be granted and benefits granted	173	24	175,992	148,341	176,165	148,365
Redemptions and Other Unsettled Amounts	11	11	264	210	275	221
Financial surplus	2	2	604	581	606	583
Unsettled claims (1)	560	769	34	23	594	792
IBNR	401	435	27	27	428	462
Administrative and Related Expenses	28	39	95	71	123	110
Other	406	442	737	880	1,143	1,322
Total (2)	3,464	3,926	177,768	150,150	181,232	154,076

(1)	The provision for unsettled claims is detailed in Note 30e.
(2)	This table covers the amendments established by Susep Circular No. 517, de 07/30/2015, also for comparison purposes.

Summary of Gross Reinsurance Assets

Balances are recorded under gross reinsurance assets and changes are shown in the table below:

Balance at 01/01/2017	429
Increase	772
Amortization	(948)

Balance at 12/31/2017	253

Balance to be amortized in up to 12 months	209
Balance to be amortized after 12 months	44

Balance at 01/01/2016	901

Increase	902
Amortization	(1,374)

Balance at 12/31/2016	429

Balance to be amortized in up to 12 months	335
Balance to be amortized after 12 months	94

Summary of Gross of Reinsurance

I—Gross of reinsurance

Reserve for unsettled claims (*)	594
(-) DPVAT operations	11
(-) IBNER (claims incurred but not sufficiently reported)	181
(-) Retrocession and other estimates	(32)
Liability claims presented in the development table (Ia + Ib)	434

(*)	Provision for unsettled claims stated in Note 30c II.II of 12/31/2017, gross of reinsurance

Ia—Administratives claims - gross of reinsurance

Occurrence date	12/31/2013	12/31/2014	12/31/2015	12/31/2016	12/31/2017	Total
At the end of reporting period	980	967	1,067	1,063	914
After 1 year	978	957	1,076	1,054
After 2 years	982	972	1,100
After 3 years	986	978
After 4 years	988
Current estimate	988	978	1,100	1,054	914
Accumulated payments through base date	984	972	1,084	1,024	739	4,803
Liabilities recognized in the balance sheet	4	6	16	30	175	231
Liabilities in relation to prior years						18
Total administratives claims included in balance sheet						249

Ib—Judicial claims—gross of reinsurance

Occurrence date	12/31/2013	12/31/2014	12/31/2015	12/31/2016	12/31/2017	Total
At the end of reporting period	28	31	32	32	32
After 1 year	42	41	43	39
After 2 years	48	49	50
After 3 years	56	54
After 4 years	60
Current estimate	60	54	50	39	32
Accumulated payments through base date	47	42	37	31	24	181
Liabilities recognized in the balance sheet	13	12	13	8	8	54
Liabilities in relation to prior years						131
Total judicial claims included in balance sheet						185

II—Net of reinsurance

Reserve for unsettled claims (1)	594
(-) DPVAT operations	11
(-) IBNER	181
(-) Reinsurance (2)	27
(-) Retrocession and other estimates	(32)
Liability claims presented in the development table (IIa + IIb)	407

(1)	Provision refers to provision for unsettled claims stated in Note 30c II.II of 12/31/2017.
(2)	Reinsurance operations stated in Note 30l III of 12/31/2017.

IIa—Administratives claims—net of reinsurance

Occurrence date	12/31/2013	12/31/2014	12/31/2015	12/31/2016	12/31/2017	Total
At the end of reporting period	956	954	1,045	1,053	898
After 1 year	954	944	1,045	1,045
After 2 years	958	955	1,068
After 3 years	961	960
After 4 years	962
Current estimate	962	960	1,068	1,045	898
Accumulated payments through base date	958	954	1,052	1,015	728	4,707
Liabilities recognized in the balance sheet	4	6	16	30	170	226
Liabilities in relation to prior years						11
Total administratives claims included in balance sheet						237

IIb—Judicial claims—net of reinsurance

Occurrence date	12/31/2013	12/31/2014	12/31/2015	12/31/2016	12/31/2017	Total
At the end of reporting period	28	31	32	29	32
After 1 year	42	41	43	37
After 2 years	48	49	50
After 3 years	56	54
After 4 years	60
Current estimate	60	54	50	37	32
Accumulated payments through base date	47	42	37	28	24	178
Liabilities recognized in the balance sheet	13	12	13	8	8	54
Liabilities in relation to prior years						116
Total judicial claims included in balance sheet						170

Summary of Sensitivity Analysis Impact in Results and Stockholder's Equity

The sensitivity analysis considers a vision of the impacts caused by changes in assumptions, which could affect the income for the period and stockholders’ equity at the balance sheet date. Results were as follows:

	Impact in Results and Stockholders’ Equity (1)
	12/31/2017			12/31/2016
Sensitivity analysis	Supplementary Retirement Plans and Life with Living Benefits	Insurance		Supplementary Retirement Plans and Life with Living Benefits	Insurance
		Gross of reinsurance	Net of reinsurance		Gross of reinsurance	Net of reinsurance
5% increase in mortality rates	24	—	—	21	(3)	(3)
5% decrease in mortality rates	(25)	(1)	(1)	(23)	3	3
0.1% increase in risk-free interest rates	26	5	5	49	6	6
0.1% decrease in risk-free interest rates	(27)	(5)	(5)	(50)	(6)	(6)
5% increase in conversion in income rates	(13)	—	—	(6)	—	—
5% decrease in conversion in income rates	13	—	—	6	—	—
5% increase in claims	—	(37)	(36)	—	(50)	(48)
5% decrease in claims	—	37	36	—	50	48

(1)	Amounts net of tax effects.

Summary of Risks of Insurance and Private Pension

	01/01 to 12/31/2017			01/01 to 12/31/2016			01/01 to 12/31/2015
	Insurance premiums	Retained premium	Retention (%)	Insurance premiums	Retained premium	Retention (%)	Insurance premiums	Retained premium	Retention (%)
Property and casualty
Mandatory personal injury caused by motor vehicle (DPVAT)	24	24	100.0	37	37	100.0	37	37	100.0
Extended warranty	—	—	0.0	112	112	100.0	252	252	100.0
Individuals
Group accident insurance	667	666	99.8	780	776	99.5	862	860	99.7
Individual accident	290	289	99.8	224	212	94.8	214	203	94.8
Credit life	623	621	99.7	570	570	100.0	726	725	99.9
Group life	1,001	990	98.9	1,278	1,234	96.5	1,453	1,416	97.5

Summary of Sensitivity Analysis Presented in Relation to Insurance Operations Demonstrate Impact on Cash Flows Market Value

	12/31/2017		12/31/2016
Class	Account balance	DV01	Account balance	DV01
Government securities
NTN-C	4,936	(2.87)	5,141	(3.03)
NTN-B	5,343	(6.78)	2,969	(3.53)
LTN	279	(0.09)	—	—
DI Future			—	—
Private securities
Indexed to IPCA	336	(0.10)	307	(0.14)
Indexed to PRE	31	(0.00)	240	(0.00)
Shares	0	0.00	0	0.00
Floating assets	5,132		5,852	—
Under agreements to resell	6,856		6,266	—

Summary of Liquidity Risk

		12/31/2017			12/31/2016
Liabilities	Assets	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)	Liabilities amounts (1)	Liabilities DU (2)	Assets DU (2)
Insurance operations	Backing asset
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	1,882	24.7	12.0	2,202	13.5	12.7
IBNR, PDR e PSL	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	985	20.4	18.3	1,242	13.8	18.9
Other provisions	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	565	70.6	26.2	446	119.0	33.3
Subtotal	Subtotal	3,432			3,890
Pension plan, VGBL and individual life operations
Related expenses	LFT, repurchase agreements, NTN-B, CDB, LF and debentures	95	116.8	78.9	71	107.4	80.9
Unearned premiums	LFT, repurchase agreements, NTN-B, CDB and debentures	16	—	9.7	19	—	14.1
Unsettled claims	LFT, repurchase agreements, NTN-B, CDB and debentures	37	—	9.8	25	—	13.9
IBNR	LFT, repurchase agreements, NTN-B, CDB and debentures	28	17.0	9.7	27	11.4	14.1
Redemptions and Other Unsettled Amounts	LFT, repurchase agreements, NTN-B, CDB and debentures	275	—	9.8	221	—	14.0
Mathematical reserve for benefits granted	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures	2,404	116.8	79.1	1,737	107.4	81.1
Mathematical reserve for benefits to be granted – PGBL/ VGBL	LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures (3)	169,149	197.2	38.9	142,039	169.9	39.4
Mathematical reserve for benefits to be granted – traditional	LFT, repurchase agreements, NTN-B, NTN-C, Debentures	4,454	—	95.1	4,584	210.9	92.0
Other provisions	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	737	116.8	95.1	880	210.9	92.0
Financial surplus	LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures	605	116.8	95.0	583	210.6	91.8
Subtotal	Subtotal	177,800			150,186
Total technical reserves	Total backing assets	181,232			154,076

(1)	Gross amounts of Credit Rights, Escrow Deposits and Reinsurance.
(2)	DU = Duration in months
(3)	Excluding PGBL / VGBL reserves allocated in variable income.

Summary of Risk Level of Financial Assets

The table below shows insurance financial assets, individually evaluated, classified by rating:

	12/31/2017
Internal rating (*)	Interbank deposits and securities purchased under agreements to resell	Held-for-trading financial assets	Derivatives assets	Available-for-sale financial assets	Held-to-maturity financial assets	Total
Lower risk	7,558	156,478	194	6,312	3,447	173,989
Satisfactory	—	—	—	—	—	—
Higher Risk	—	26	—	—	—	26

Total	7,558	156,504	194	6,312	3,447	174,015

%	4.3	89.9	0.2	3.6	2.0	100.0

(*)	Internal risk level ratings, with due associated probability of default, are detailed in Note 36.

	12/31/2016
Internal rating (*)	Interbank deposits and securities purchased under agreements to resell	Held-for-trading financial assets	Derivatives assets	Available-for-sale financial assets	Held-to-maturity financial assets	Total
Lower risk	7,859	125,944	284	3,558	4,629	142,274
Satisfactory	—	13	—	—	—	13
Higher Risk	—	—	—	—	—	—

Total	7,859	125,957	284	3,558	4,629	142,287

%	5.5	88.5	0.2	2.5	3.3	100.0

(*)	Internal risk level ratings, with due associated probability of default, are detailed in Note 36.

Summary of Changes in Balances of Transactions With Reinsurance Companies

Changes in balances of transactions with reinsurance companies

	Credits		Debits
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Opening balance	46	18	74	103
Issued contracts	—	—	30	79
Recoverable claims	—	32	—	—
Prepayments / payments to reinsurer	(10)	(3)	(55)	(108)
Other increase / reversal	(9)	(1)	—	—
Closing balance	27	46	49	74

Summary of Technical Reserves with Reinsurance Assets	Balances of technical reserves with reinsurance assets

	12/31/2017	12/31/2016
Reinsurance claims	57	52
Reinsurance premiums	10	15
Closing balance	67	67

Summary of Changes in Balances of Technical Reserves for Reinsurance Claims

Changes in balances of technical reserves for reinsurance claims

	12/31/2017	12/31/2016
Opening balance	52	52
Reported claims	21	70
Paid claims	(22)	(99)
Other increase / reversal	2	2
Monetary adjustment and interest of claims	4	27
Closing balance (*)	57	52

(*)	Includes Reserve for unsettled claims, IBNER (Reserve for claims not sufficiently warned), IBNR (Reserve for claims incurred but not reported), not covered by the table of loss development net of reinsurance Note 30 eII.

Summary of Changes in Balances of Technical Reserves for Reinsurance Premiums	Changes in balances of technical reserves for reinsurance premiums

	12/31/2017	12/31/2016
Opening balance	15	24
Receipts	8	65
Payments	(13)	(74)
Other increase / reversal	—	—
Closing balance	10	15

Summary of Changes in Balances of Technical Reserves for Reinsurance Commission	Changes in balances of technical reserves for reinsurance commission

	12/31/2017	12/31/2016
Opening balance	—	—
Receipts	—	6
Payments	—	(6)
Other increase / reversal		—
Closing balance	—	—